INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
INCOME TAXES
Schedule of components of income tax expense

	Year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	(Note2) USD
				Unaudited

Current tax expense	175,777	134,350	62,820	9,137
Deferred tax (benefit)/expense	(50,347)	35,206	(61,792)	(8,987)
Total income tax expense	125,430	169,556	1,028	150

Schedule of reconciliation between the actual income tax expense and income tax computed by applying the corporate income tax rate

		Year ended December 31,
	Note	2016	2017	2018	2018
		RMB	RMB	RMB	(Note2) USD
					Unaudited
Income taxes at PRC statutory income tax rate of 25%		262,954	159,136	(218,090)	(31,720)
Differential tax rates for non-PRC entities	(i)	2,497	2,053	(439)	(63)
Preferential income tax rate inside the PRC	(ii)	(177,256)	(127,602)	(6,896)	(1,003)
Change in the beginning-of-the-year balance of the valuation allowance due to a change in judgment about the realizability of deferred tax assets in future years		—	55,541	20,811	3,027
Current year change of valuation allowance on deferred tax assets		—	27,757	81,907	11,913
Distribution tax on PRC earnings		10,000	30,000	—	—
Non-deductible share-based compensation expense		40,953	42,429	6,748	981
Tax savings from additional deductions on certain research and development expenses	(iii)	(6,457)	(8,117)	(18,386)	(2,674)
Taxable/(non-taxable) gain on disposal of subsidiaries		—	(8,869)	541	79
Non-deductible loss on goodwill impairment		—	—	126,250	18,362
Other, net		(7,261)	(2,772)	8,582	1,248
Reported income taxes		125,430	169,556	1,028	150
Effective tax rate		12%	27%	(0.1%)	(0.1%)
(i)	The pre-tax losses from non-PRC entities consist primarily of administration expenses, including share-based compensation.

(ii)

Yin Sai was granted the ''qualified software enterprise'' status and is eligible and is entitled to a 50 percent reduction of income tax rate for the years ended December 31, 2016 to 2017. Yin Sai was granted the qualification of an “eligible high-tech enterprise” in 2019 which retroactively entitles Yin Sai to a preferential tax rate of 15% for years ended December 31, 2018 to 2020, as long as it continues meeting the related requirements. Yin He You was granted the "qualified software enterprise" status in 2016 and is eligible for an income tax exemption for the year ended December 31, 2016, and is entitled to a 50 percent reduction of income tax rate for the years ended December 31, 2017 to 2019, as long as it continues meeting the related requirements. Gold Master Network was granted the "qualified software enterprise" status in 2016 and is eligible for an income tax exemption for the years ended December 31, 2016 and 2017, and is entitled to a 50 percent reduction of income tax rate for the years ended December 31, 2018 to 2020, as long as it continues meeting the related requirements. Per share impact of such tax holiday is RMB 0.13, RMB 0.09 and RMB 0.00 for the years ended December 31, 2016, 2017 and 2018, respectively.

(iii)

This amount represents tax incentives relating to the research and development expenses of certain operating subsidiaries in the PRC, which enables the claim of an additional tax deduction of the qualified research and development expenses incurred. Prior to 2018, the tax incentive percentage was 50%. Starting from 2018 until the end of 2020, the percentage is 75%.

Schedule of significant components of deferred income tax assets/ liabilities

	Year ended December 31,
	2017	2018	2018
	RMB	RMB	(Note2) USD
			Unaudited

Net operating loss carryforwards	21,204	61,877	9,000
Accrued social insurance	9,514	21,379	3,109
Advertising expense carryforwards	14,108	21,316	3,100
Deferred revenue	1,553	22,557	3,282
Impairment loss carryforwards	5,445	3,527	513
Unrealized loss on short-term investments	613	4,745	689
Intangible assets	—	20,640	3,002
Total deferred tax assets	52,437	156,041	22,695
Less: Valuation allowance	(16,489)	(124,726)	(18,141)
Net deferred tax assets	35,948	31,315	4,554
Undistributed earnings of PRC entities	(20,000)	—	—
Intangible assets	(85,446)	(76,006)	(11,055)
Unrealized gain on short-term investments	(298)	—	—
Equipment and leasehold improvements	(2,088)	(3,688)	(536)
Total deferred tax liabilities	(107,832)	(79,694)	(11,591)
Deferred tax assets, net	34,431	31,239	4,544
Deferred tax liabilities, net	(106,315)	(79,618)	(11,580)

Reconciliation of the beginning and ending amount of unrecognized tax benefits

RMB
Balance at December 31, 2016	3,838
Decrease due to disposal of the subsidiary	(3,838)
Balance at December 31, 2017	—
Increase based on tax positions taken in the prior year	40,067
Balance at December 31, 2018	40,067